Taxes - Schedule of PRC Statutory Rates to Effective Income Taxes (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of PRC Statutory Rates to Effective Income Taxes [Abstract]
Income benefit computed based on PRC statutory rate		$ (925,811)	$ (1,472,185)
Tax effect of different tax rates in other jurisdictions		575,320	1,296,196
Impact of preferential tax		198,148	89,452
Tax effect of unrecognized loss		97,758	38,689
Change in valuation allowance		41,723	46,974
Non-deductible items and others	[1]	1,885	874
Total provision for income taxes		$ (10,977)

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.